Cash, Restricted Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Cash, Restricted Cash and Cash Equivalents [Abstract]
Deposit made in a guaranteed investment certificate with the bank	$ 65,000	$ 50,000